S000022080 [Member] Annual Fund Operating Expenses - Smid Cap Value Fund - Smid Cap Value Fund	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.35%
Expenses (as a percentage of Assets)	1.15%